Insurance and reinsurance contracts - CSM transition approach (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Insurance
Analysis of movements in insurance and reinsurance contract balances by measurement component
Net liabilities (assets) at 1 Jan	$ 146,252	$ 138,691
Changes that relate to future service
Changes in estimates that adjust the CSM	0
New contracts in the year	12	7
Total changes that relate to future service	23	131
Changes that relate to current service
Release of CSM to profit or loss	(2,438)	(2,286)
Insurance service result	(2,836)	(2,595)
Net finance (income) expenses from insurance contracts	14,612	4,154
Effect of movements in exchange rates	3,936	(1,763)
Net liabilities (assets) at 31 Dec	172,730	146,252
Insurance | Contractual service margin (CSM)
Analysis of movements in insurance and reinsurance contract balances by measurement component
Net liabilities (assets) at 1 Jan	20,430	20,184
Changes that relate to future service
Changes in estimates that adjust the CSM	1,955	153
New contracts in the year	2,473	2,401
Total changes that relate to future service	4,428	2,554
Changes that relate to current service
Release of CSM to profit or loss	(2,438)	(2,286)
Insurance service result	1,990	268
Net finance (income) expenses from insurance contracts	257	277
Effect of movements in exchange rates	563	(299)
Net liabilities (assets) at 31 Dec	23,240	20,430
Insurance | Contracts under MRA
Analysis of movements in insurance and reinsurance contract balances by measurement component
Net liabilities (assets) at 1 Jan	747	829
Changes that relate to future service
Changes in estimates that adjust the CSM	19	(11)
Total changes that relate to future service	19	(11)
Changes that relate to current service
Release of CSM to profit or loss	(109)	(114)
Insurance service result	(90)	(125)
Net finance (income) expenses from insurance contracts	27	35
Effect of movements in exchange rates	53	8
Net liabilities (assets) at 31 Dec	737	747
Insurance | Contracts under FVA
Analysis of movements in insurance and reinsurance contract balances by measurement component
Net liabilities (assets) at 1 Jan	3,271	3,674
Changes that relate to future service
Changes in estimates that adjust the CSM	175	162
Total changes that relate to future service	175	162
Changes that relate to current service
Release of CSM to profit or loss	(375)	(418)
Insurance service result	(200)	(256)
Net finance (income) expenses from insurance contracts	3	(60)
Effect of movements in exchange rates	98	(87)
Net liabilities (assets) at 31 Dec	3,172	3,271
Insurance | Other contracts
Analysis of movements in insurance and reinsurance contract balances by measurement component
Net liabilities (assets) at 1 Jan	16,412	15,681
Changes that relate to future service
Changes in estimates that adjust the CSM	1,761	2
New contracts in the year	2,473	2,401
Total changes that relate to future service	4,234	2,403
Changes that relate to current service
Release of CSM to profit or loss	(1,954)	(1,754)
Insurance service result	2,280	649
Net finance (income) expenses from insurance contracts	227	302
Effect of movements in exchange rates	412	(220)
Net liabilities (assets) at 31 Dec	19,331	16,412
RI
Analysis of movements in insurance and reinsurance contract balances by measurement component
Net liabilities (assets) at 1 Jan	(2,854)	(1,275)
Changes that relate to future service
Changes in estimates that adjust the CSM	0
New contracts in the year	(2)	(1)
Total changes that relate to future service	(13)	48
Changes that relate to current service
Release of CSM to profit or loss	102	159
Insurance service result	212	302
Net finance (income) expenses from insurance contracts	159	338
Effect of movements in exchange rates	(45)	9
Net liabilities (assets) at 31 Dec	(2,766)	(2,854)
RI | Contractual service margin (CSM)
Analysis of movements in insurance and reinsurance contract balances by measurement component
Net liabilities (assets) at 1 Jan	(510)	(1,345)
Changes that relate to future service
Changes in estimates that adjust the CSM	(47)	691
New contracts in the year	(71)	14
Total changes that relate to future service	(118)	705
Changes that relate to current service
Release of CSM to profit or loss	102	159
Insurance service result	(16)	864
Net finance (income) expenses from insurance contracts	(34)	(23)
Effect of movements in exchange rates	16	(6)
Net liabilities (assets) at 31 Dec	(544)	(510)
RI | Contracts under MRA
Analysis of movements in insurance and reinsurance contract balances by measurement component
Net liabilities (assets) at 1 Jan	0	0
Changes that relate to future service
Changes in estimates that adjust the CSM	0	0
Total changes that relate to future service	0	0
Changes that relate to current service
Release of CSM to profit or loss	0	0
Insurance service result	0	0
Net finance (income) expenses from insurance contracts	0	0
Effect of movements in exchange rates	0	0
Net liabilities (assets) at 31 Dec	0	0
RI | Contracts under FVA
Analysis of movements in insurance and reinsurance contract balances by measurement component
Net liabilities (assets) at 1 Jan	(27)	(45)
Changes that relate to future service
Changes in estimates that adjust the CSM	0	13
Total changes that relate to future service	0	13
Changes that relate to current service
Release of CSM to profit or loss	2	5
Insurance service result	2	18
Net finance (income) expenses from insurance contracts	(1)	(1)
Effect of movements in exchange rates	0	1
Net liabilities (assets) at 31 Dec	(26)	(27)
RI | Other contracts
Analysis of movements in insurance and reinsurance contract balances by measurement component
Net liabilities (assets) at 1 Jan	(483)	(1,300)
Changes that relate to future service
Changes in estimates that adjust the CSM	(47)	678
New contracts in the year	(71)	14
Total changes that relate to future service	(118)	692
Changes that relate to current service
Release of CSM to profit or loss	99	154
Insurance service result	(19)	846
Net finance (income) expenses from insurance contracts	(32)	(22)
Effect of movements in exchange rates	16	(7)
Net liabilities (assets) at 31 Dec	$ (518)	$ (483)